Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 3, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 3, 2012
Prospectus Date	rr_ProspectusDate	Jan 30, 2012

THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary): | HARTFORD MUNICIPAL REAL RETURN FUND
THE HARTFORD MUNICIPAL REAL RETURN FUND

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD MUNICIPAL REAL RETURN FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Municipal Real Return Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. The Fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax and that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering after-tax total return.  In order to maximize the Fund’s after-tax real return, the Fund will invest in inflation-linked securities or inflation-linked derivatives (such as forwards, options, futures contracts or swap agreements, including Consumer Price Index (CPI) swaps).  “Real return” equals total return less the estimated cost of inflation, generally measured by changes in an official inflation measure, such as the Consumer Price Index.  A significant portion of the Fund’s assets could be exposed to the effect of the Fund’s investments in inflation-linked derivatives, and is expected to range from 50% to 100%. The Fund may also utilize derivatives, including inverse floaters, to manage portfolio risk, to replicate securities the Fund could buy that are not currently available in the market or for other investment purposes.  The Fund may invest in variable rate bonds known as “inverse floaters” which pay interest at rates that bear an inverse relationship to changes in short-term market interest rates. The Fund has a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax; this policy cannot be changed without a shareholder vote.  The Fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities.  At least 80% of the tax-exempt obligations purchased by the Fund will be of “investment grade” quality.  The Fund may invest up to 20% of its assets in securities with income subject to federal income tax, including the Alternative Minimum Tax.

2.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

·                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary): | HARTFORD MUNICIPAL REAL RETURN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD MUNICIPAL REAL RETURN FUND
Supplement Text	ck0000049905_SupplementTextBlock

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD MUNICIPAL REAL RETURN FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Municipal Real Return Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. The Fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax and that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering after-tax total return.  In order to maximize the Fund’s after-tax real return, the Fund will invest in inflation-linked securities or inflation-linked derivatives (such as forwards, options, futures contracts or swap agreements, including Consumer Price Index (CPI) swaps).  “Real return” equals total return less the estimated cost of inflation, generally measured by changes in an official inflation measure, such as the Consumer Price Index.  A significant portion of the Fund’s assets could be exposed to the effect of the Fund’s investments in inflation-linked derivatives, and is expected to range from 50% to 100%. The Fund may also utilize derivatives, including inverse floaters, to manage portfolio risk, to replicate securities the Fund could buy that are not currently available in the market or for other investment purposes.  The Fund may invest in variable rate bonds known as “inverse floaters” which pay interest at rates that bear an inverse relationship to changes in short-term market interest rates. The Fund has a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax; this policy cannot be changed without a shareholder vote.  The Fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities.  At least 80% of the tax-exempt obligations purchased by the Fund will be of “investment grade” quality.  The Fund may invest up to 20% of its assets in securities with income subject to federal income tax, including the Alternative Minimum Tax.

2.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

·                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

HARTFORD MUNICIPAL REAL RETURN FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNAX
HARTFORD MUNICIPAL REAL RETURN FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNBX
HARTFORD MUNICIPAL REAL RETURN FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNCX
HARTFORD MUNICIPAL REAL RETURN FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNYX
HARTFORD MUNICIPAL REAL RETURN FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNIX